PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 1,833	$ 908
Additions	863	1,326
Depreciation charge (Note 20)	(606)	(376)	$ (246)
Translation differences	126	(25)
Property and equipment at end of period	2,216	1,833	908
COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	1,319	802
Additions	781	833
Depreciation charge (Note 20)	(510)	(305)
Translation differences	103	(11)
Property and equipment at end of period	1,693	1,319	802
LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	514	106
Additions	82	493
Depreciation charge (Note 20)	(96)	(71)
Translation differences	23	(14)
Property and equipment at end of period	523	514	$ 106
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	2,919
Property and equipment at end of period	4,017	2,919
Cost | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	2,211
Property and equipment at end of period	3,182	2,211
Cost | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	708
Property and equipment at end of period	835	708
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(1,086)
Property and equipment at end of period	(1,801)	(1,086)
Accumulated depreciation | COMPUTER AND OFFICE EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(892)
Property and equipment at end of period	(1,489)	(892)
Accumulated depreciation | LEASEHOLD IMPROVEMENTS
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	(194)
Property and equipment at end of period	$ (312)	$ (194)